Cash and Cash Equivalents (Tables)	6 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	Consolidated
	December 2024	June 2024
	$	$
Current assets
Cash at bank	3,046,602	24,522